Basis of Preparation, Significant Accounting Policies and Estimates (Tables)	6 Months Ended
Jun. 30, 2024
Basis of Preparation, Significant Accounting Policies and Estimates [Abstract]
Schedule of Financial Statements Comprise	The Unaudited Condenses Consolidated Interim Financial Statements comprise the financial statements as of June 30, 2024, of the following 19 subsidiaries.
			Principal	Percentage (%)
	Principal	Country of	place of	Ownership	NCI	Ownership	NCI
Name of subsidiary	activities	incorporation	Business	2024	2024	2023	2023
Aqua Merger Sub (dissolved April 8, 2024)	Holding company	Cayman Islands	Cayman Islands	100.0%	0.0%	100.0%	0.0%
Lifezone Holdings Limited	Holding company	Isle of Man	United Kingdom	100.0%	0.0%	100.0%	0.0%
Lifezone Limited	Holding company	Isle of Man	United Kingdom	100.0%	0.0%	100.0%	0.0%
Lifezone US Holdings Limited	Holding company	United Kingdom	United Kingdom	100.0%	0.0%	100.0%	0.0%
Lifezone Holdings US, LLC	Holding company	United State of America	United State of America	100.0%	0.0%	100.0%	0.0%
Lifezone Services US, LLC	Service company	United State of America	United State of America	100.0%	0.0%	100.0%	0.0%
Lifezone Recycling US, LLC	Recycling	United State of America	United State of America	94.0%	6.0%	100.0%	0.0%
LZ Services Limited	Service company	United Kingdom	United Kingdom	100.0%	0.0%	100.0%	0.0%
Kabanga Holdings Limited	Holding company	Cayman Islands	Cayman Islands	83.0%	17.0%	83.0%	17.0%
Kabanga Nickel Company Limited	Holding company	Tanzania	Tanzania	83.0%	17.0%	83.0%	17.0%
Kabanga Nickel Limited	Holding company	United Kingdom	United Kingdom	83.0%	17.0%	83.0%	17.0%
Kagera Mining Company Limited	Mining	Tanzania	Tanzania	83.0%	17.0%	83.0%	17.0%
Lifezone Asia-Pacific Pty Ltd	Service company	Australia	Australia	100.0%	0.0%	100.0%	0.0%
The Simulus Group Pty Limited	Holding company	Australia	Australia	100.0%	0.0%	100.0%	0.0%
Simulus Pty Limited	Laboratory and Engineering	Australia	Australia	100.0%	0.0%	100.0%	0.0%
Romanex International Limited	Holding company	Canada	Canada	83.0%	17.0%	83.0%	17.0%
Tembo Nickel Corporation Limited	Mining	Tanzania	Tanzania	69.7%	30.3%	69.7%	30.3%
Tembo Nickel Mining Company Limited	Mining	Tanzania	Tanzania	69.7%	30.3%	69.7%	30.3%
Tembo Nickel Refining Company Limited	Refining	Tanzania	Tanzania	69.7%	30.3%	69.7%	30.3%